Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000053046 [Member] | U S Treasury Bonds 2 25 02 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
C000053046 [Member] | U S Treasury Bonds 1 88 02 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
C000053046 [Member] | U S Treasury Bonds 2 00 02 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
C000053046 [Member] | U S Treasury Bonds 4 63 02 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
C000053046 [Member] | U S Treasury Bonds 3 63 02 15 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
C000053046 [Member] | U S Treasury Bonds 4 25 02 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
C000053046 [Member] | U S Treasury Bonds 3 00 02 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[1]
C000053046 [Member] | U S Treasury Bonds 3 00 02 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[1]
C000053046 [Member] | U S Treasury Bonds 3 00 02 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[1]
C000053046 [Member] | U S Treasury Bonds 2 50 02 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[1]
C000053046 [Member] | Maturing in 0 To 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000053046 [Member] | Maturing in 6 To 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000053046 [Member] | Maturing in 11 To 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000053046 [Member] | Maturing in 16 To 20 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Maturing in 21 To 25 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000053046 [Member] | Maturing in 26 To 30 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000053046 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000053049 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[2]
C000053049 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[2]
C000053049 [Member] | AT And T Inc Series C Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[2]
C000053049 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000053049 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[2]
C000053049 [Member] | JPMorgan Chase And Co Series JJ Pfd 4 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[2]
C000053049 [Member] | AT And T Inc Pfd 5 35 11 01 2066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[2]
C000053049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000053049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000053049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000053049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053049 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053049 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000053051 [Member] | Synchrony Financial 7 25 02 02 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[3]
C000053051 [Member] | United AirLines Inc 4 63 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000053051 [Member] | Windsor Holdings III LLC 8 50 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[3]
C000053051 [Member] | Ford Motor Credit Co LLC 3 38 11 13 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[3]
C000053051 [Member] | Ford Motor Co 3 25 02 12 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[3]
C000053051 [Member] | PG And E Corp 5 25 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[3]
C000053051 [Member] | Walgreens Boots Alliance Inc 3 45 06 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[3]
C000053051 [Member] | Tenet Healthcare Corp 613 06 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[3]
C000053051 [Member] | Walgreens Boots Alliance Inc 3 20 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000053051 [Member] | DPL Inc 4 13 07 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[3]
C000053051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000053051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000053051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000053051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000053051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000053051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000053051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000053051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000053051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053051 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053071 [Member] | Massachusetts Commonwealth of Series 2022 E GO Bonds 5 00 11 01 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000053071 [Member] | San Diego Unified School District Election of 2012 Series 2020 M 2 GO Bonds 4 00 07 01 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000053071 [Member] | Colorado State of Health Facilities Authority Adventhealth Obligated Group Series 2021 A Ref RB 4 00 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000053071 [Member] | California State of Series 2023 Ref GO Bonds 5 00 09 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
C000053071 [Member] | Grand Parkway Transportation Corp TELA Supported Series 2018 A RB 5 00 10 01 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000053071 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2017 C 2 RB 5 00 11 15 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000053071 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 BB 1 Ref RB 5 00 06 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000053071 [Member] | Licking Heights Local School District Series 2022 GO Bonds 5 50 10 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000053071 [Member] | Baltimore City of MD Water Series 2017 A RB 5 00 07 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000053071 [Member] | University of California Series 2016 AR Ref RB 5 00 05 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000053071 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000053071 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000053071 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000053071 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000053071 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000053071 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053071 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053071 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053071 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053071 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053071 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000053071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 55 04 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000053072 [Member] | Illinois State of Series 2010 2 GO Bonds 6 90 03 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000053072 [Member] | Board of Regents of the University of Texas System Series 2010 C RB 4 64 08 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 35 11 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000053072 [Member] | Metro Series 2019 GO Bonds 3 25 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000053072 [Member] | California State of Series 2010 GO Bonds 7 60 11 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000053072 [Member] | New York City of NY Series 2010 G 1 GO Bonds 5 97 03 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053072 [Member] | California State of Series 2009 GO Bonds 7 50 04 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000053072 [Member] | California State of Series 2023 GO Bonds 5 10 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000053072 [Member] | Massachusetts Commonwealth of Series 2010 A GO Bonds 4 91 05 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053072 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053072 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000053072 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053072 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053072 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000053072 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000053072 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000053072 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053072 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053072 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000053072 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000053072 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053072 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000053072 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 5 00 11 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000053967 [Member] | California State of Health Facilities Financing Authority Kaiser Permanente Subseries 2017 A 2 RB 4 00 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000053967 [Member] | Regents of the University of California Medical Center Series 2022 P RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000053967 [Member] | California State of Health Facilities Financing Authority Cedars Sinai Medical Center Series 2021 A Ref RB 4 00 08 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000053967 [Member] | Los Angeles Unified School District Series 2020 RYQ GO Bonds 4 00 07 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000053967 [Member] | Sacramento City of CA Area Flood Control Agency Consolidated Capital Assessment District No 2 Series 2016 Ref RB 5 00 10 01 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000053967 [Member] | California State of Educational Facilities Authority Stanford University Series 2019 V 1 RB 5 00 05 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053967 [Member] | San Diego Unified School District Election of 2012 Series 2019 L GO Bonds 4 00 07 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000053967 [Member] | California State of Series 2023 Ref GO Bonds 5 00 10 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000053967 [Member] | Sacramento City of CA Municipal Utility District Green Bonds Series 2020 H RB 5 00 08 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000053967 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000053967 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000053967 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000053967 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053967 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000053967 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053967 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000053967 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000053967 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053967 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000053967 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000053968 [Member] | New York State of Power Authority Green Transmission Green Bonds Series 2022 RB 4 00 11 15 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000053968 [Member] | Battery Park City of NY Authority Green Bonds Series 2019 A RB 5 00 11 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000053968 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2021 A RB 5 00 11 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000053968 [Member] | New York State of Dormitory Authority Bidding Group 3 Series 2017 B Ref RB 4 00 02 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000053968 [Member] | Triborough Bridge And Tunnel Authority MTA Bridges And Tunnels Series 2022 A Ref RB 5 00 05 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000053968 [Member] | New York City of NY Municipal Water Finance Authority Series 2021 AA 1 RB 5 00 06 15 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000053968 [Member] | Long Island City of NY Power Authority Series 2016 B Ref RB 5 00 09 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000053968 [Member] | New York Convention Center Development Corp Hotel Unit Fee Secured Series 2015 Ref RB 5 00 11 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000053968 [Member] | New York City of NY Municipal Water Finance Authority Series 2023 D Ref RB 4 13 06 15 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000053968 [Member] | New York State Urban Development Corp Bidding Group 3 Series 2019 A Ref RB 4 00 03 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053968 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000053968 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053968 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000053968 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000053968 [Member] | Highway Tolls Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053968 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000053968 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053968 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000053968 [Member] | Electric Power Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000053968 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000053968 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000053968 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053968 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053968 [Member] | Transit Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000054223 [Member] | West Palm Beach City of FL Series 2008 C VRD RB 2 30 10 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000054223 [Member] | Emmaus Borough of PA General Authority Series 1996 VRD RB 2 35 12 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000054223 [Member] | New York City of NY Municipal Water Finance Authority Series 2012 VRD RB 1 75 06 15 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000054223 [Member] | Texas State of Series 2015 B VRD GO Bonds 2 25 06 01 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000054223 [Member] | Florida Keys Aqueduct Authority Series 2008 Ref VRD RB 2 35 09 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000054223 [Member] | New York State of Dormitory Authority Rockefeller University Series 2008 A VRD RB 1 80 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000054223 [Member] | New York City of NY Transitional Finance Authority Subseries 2012 C 4 VRD RB 1 45 11 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000054223 [Member] | Orlando City of FL Utilities Commission Series 2015 B Ref VRD RB 2 04 10 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000054223 [Member] | Connecticut State of Housing Finance Authority Series 2020 E 3 Ref VRD RB 1 95 11 15 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000054223 [Member] | New York City Housing Development Corp Series 2006 A VRD RB 2 30 10 15 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
C000054223 [Member] | Health Hospital Nursing Home Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000054223 [Member] | Ad Valorem Property Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000054223 [Member] | Income Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000054223 [Member] | Water Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000054223 [Member] | College And University Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000054223 [Member] | sales Tax Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000054223 [Member] | Miscellaneous Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000054223 [Member] | Revenue Types Each Less Than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000054223 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000054223 [Member] | Port Airport And Marina Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000054223 [Member] | General Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000054223 [Member] | Local or GTD Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000082591 [Member] | Eaton Vance Tax Managed Global Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%	[4]
C000082591 [Member] | BlackRock Health Sciences Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000082591 [Member] | BlackRock Technology and Private Equity Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[4]
C000082591 [Member] | Eaton Vance Tax Managed Diversified Equity Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000082591 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[4]
C000082591 [Member] | Nuveen S And P 500 Buy Write Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[4]
C000082591 [Member] | Eaton Vance Tax Managed Buy Write Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[4]
C000082591 [Member] | BlackRock Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[4]
C000082591 [Member] | BlackRock ESG Capital Allocation Term Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[4]
C000082591 [Member] | BlackRock Enhanced Equity Dividend Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000082591 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000082591 [Member] | Option Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000082591 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000082591 [Member] | Bonds High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000082591 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000082591 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000082591 [Member] | Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082591 [Member] | Foreign Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000086469 [Member] | V F Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[5]
C000086469 [Member] | Bath And Body Works Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[5]
C000086469 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[5]
C000086469 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[5]
C000086469 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[5]
C000086469 [Member] | Etsy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[5]
C000086469 [Member] | Champion Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[5]
C000086469 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[5]
C000086469 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000086469 [Member] | Shake Shack Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[5]
C000086469 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000086469 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000086469 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000086469 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000086469 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000086469 [Member] | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000086469 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086469 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000086469 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086470 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[6]
C000086470 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[6]
C000086470 [Member] | Telephone and Data Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[6]
C000086470 [Member] | MDU Resources Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[6]
C000086470 [Member] | Madison Square Garden Sports Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[6]
C000086470 [Member] | Otter Tail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[6]
C000086470 [Member] | MGE Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[6]
C000086470 [Member] | IAC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[6]
C000086470 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[6]
C000086470 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[6]
C000086470 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000086470 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000086470 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000086470 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000086470 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000086470 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000086470 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000086470 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000086470 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000086470 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000086470 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086471 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.48%	[7]
C000086471 [Member] | Simply Good Foods Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[7]
C000086471 [Member] | WD 40 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%	[7]
C000086471 [Member] | Interparfums Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[7]
C000086471 [Member] | Chefs Warehouse Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%	[7]
C000086471 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.72%	[7]
C000086471 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[7]
C000086471 [Member] | J And J Snack Foods Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[7]
C000086471 [Member] | Energizer Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[7]
C000086471 [Member] | Edgewell Personal Care Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000086471 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000086471 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000086471 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000086471 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000086471 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000086471 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000086471 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000086472 [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[8]
C000086472 [Member] | Magnolia Oil And Gas Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[8]
C000086472 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%	[8]
C000086472 [Member] | Core Natural Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%	[8]
C000086472 [Member] | Cactus Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[8]
C000086472 [Member] | California Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[8]
C000086472 [Member] | Northern Oil and Gas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[8]
C000086472 [Member] | Patterson UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[8]
C000086472 [Member] | Liberty Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[8]
C000086472 [Member] | Oceaneering International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[8]
C000086472 [Member] | Oil gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000086472 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000086472 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000086473 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[9]
C000086473 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[9]
C000086473 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[9]
C000086473 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[9]
C000086473 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000086473 [Member] | Moelis And Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[9]
C000086473 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[9]
C000086473 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[9]
C000086473 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[9]
C000086473 [Member] | Radian Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[9]
C000086473 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000086473 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000086473 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000086473 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086473 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086473 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000086473 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000086473 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086473 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000086473 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000086473 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086473 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000086474 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[10]
C000086474 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[10]
C000086474 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[10]
C000086474 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[10]
C000086474 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[10]
C000086474 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[10]
C000086474 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000086474 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[10]
C000086474 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[10]
C000086474 [Member] | Inspire Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[10]
C000086474 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000086474 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000086474 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000086474 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000086474 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000086474 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000086474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086475 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[11]
C000086475 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[11]
C000086475 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[11]
C000086475 [Member] | JBT Marel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[11]
C000086475 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[11]
C000086475 [Member] | CSW Industrials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[11]
C000086475 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[11]
C000086475 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[11]
C000086475 [Member] | Air Lease Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[11]
C000086475 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[11]
C000086475 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000086475 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000086475 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000086475 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000086475 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000086475 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000086475 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000086475 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000086475 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000086475 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000086475 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000086476 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[12]
C000086476 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[12]
C000086476 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[12]
C000086476 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[12]
C000086476 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[12]
C000086476 [Member] | SPS Commerce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[12]
C000086476 [Member] | Itron Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[12]
C000086476 [Member] | Box Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[12]
C000086476 [Member] | MARA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[12]
C000086476 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[12]
C000086476 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000086476 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000086476 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000086476 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000086476 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000086476 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000086477 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%	[13]
C000086477 [Member] | Balchem Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%	[13]
C000086477 [Member] | Sealed Air Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%	[13]
C000086477 [Member] | H B Fuller Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[13]
C000086477 [Member] | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[13]
C000086477 [Member] | Sensient Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000086477 [Member] | Innospec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[13]
C000086477 [Member] | Warrior Met Coal Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[13]
C000086477 [Member] | Sylvamo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[13]
C000086477 [Member] | Minerals Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[13]
C000086477 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000086477 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000086477 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000086477 [Member] | Paper And Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000086477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | Invesco Mortgage Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[14]
C000093357 [Member] | Orchid Island Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[14]
C000093357 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[14]
C000093357 [Member] | Dynex Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[14]
C000093357 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[14]
C000093357 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[14]
C000093357 [Member] | New York Mortgage Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[14]
C000093357 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[14]
C000093357 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[14]
C000093357 [Member] | Trinity Capital Inc BDC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[14]
C000093357 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000093357 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000093357 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093357 [Member] | Life And Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093357 [Member] | Other Sub Industries each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093357 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093357 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000093358 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[15]
C000093358 [Member] | SITE Centers Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[15]
C000093358 [Member] | Brandywine Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[15]
C000093358 [Member] | Community Healthcare Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[15]
C000093358 [Member] | NexPoint Diversified Real Estate Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[15]
C000093358 [Member] | Global Medical REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[15]
C000093358 [Member] | EPR Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[15]
C000093358 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[15]
C000093358 [Member] | CTO Realty Growth Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[15]
C000093358 [Member] | Clipper Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[15]
C000093358 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000093358 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000093358 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093358 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093358 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000093358 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000093358 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000093358 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000093358 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093358 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093359 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%	[16]
C000093359 [Member] | Progressive Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[16]
C000093359 [Member] | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%	[16]
C000093359 [Member] | Travelers Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[16]
C000093359 [Member] | Allstate Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[16]
C000093359 [Member] | AXIS Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[16]
C000093359 [Member] | Hanover Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[16]
C000093359 [Member] | W R Berkley Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[16]
C000093359 [Member] | Hartford Financial Services Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[16]
C000093359 [Member] | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[16]
C000093359 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000093359 [Member] | Multi line Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000093359 [Member] | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000093359 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000095998 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[17]
C000095998 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[17]
C000095998 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[17]
C000095998 [Member] | Micron technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000095998 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[17]
C000095998 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[17]
C000095998 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[17]
C000095998 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000095998 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[17]
C000095998 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[17]
C000095998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000095998 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095998 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000095998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000095998 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000095998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000095998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000095998 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096000 [Member] | Madison Square Garden Sports Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[18]
C000096000 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[18]
C000096000 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[18]
C000096000 [Member] | Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[18]
C000096000 [Member] | Four Corners Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[18]
C000096000 [Member] | LTC Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[18]
C000096000 [Member] | Getty Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[18]
C000096000 [Member] | Innoviva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[18]
C000096000 [Member] | Phillips Edison And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[18]
C000096000 [Member] | Alexander And Baldwin Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[18]
C000096000 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000096000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000096000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096000 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000096000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000096000 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000096000 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000096000 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096001 [Member] | EPR Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[19]
C000096001 [Member] | ALLETE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[19]
C000096001 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[19]
C000096001 [Member] | OGE Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000096001 [Member] | American Homes 4 Rent Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[19]
C000096001 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[19]
C000096001 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[19]
C000096001 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[19]
C000096001 [Member] | NNN REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[19]
C000096001 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000096001 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000096001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000096001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000096001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000096001 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000096001 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096001 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096002 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[20]
C000096002 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000096002 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[20]
C000096002 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[20]
C000096002 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[20]
C000096002 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[20]
C000096002 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[20]
C000096002 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[20]
C000096002 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[20]
C000096002 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[20]
C000096002 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000096002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000096002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000096002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000096002 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000096002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000096002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000096002 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000096002 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000096002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000096002 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096299 [Member] | Ultimate Software Group Inc First Lien Term Loan 7 93 02 10 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[21]
C000096299 [Member] | athenahealth Group Inc Term Loan 7 32 02 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[21]
C000096299 [Member] | AssuredPartners Inc Term Loan B 5 7 82 02 14 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[21]
C000096299 [Member] | Mozart Debt Merger Sub Inc Medline Industries Incremental Term Loan B 6 57 10 23 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[21]
C000096299 [Member] | Peraton Corp First Lien Term Loan B 8 17 02 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[21]
C000096299 [Member] | McAfee LLC Term Loan B 7 31 03 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[21]
C000096299 [Member] | AI Aqua Merger Sub Inc Term loan B 7 31 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000096299 [Member] | Sedgwick Claims Management Services Inc Term Loan 7 31 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000096299 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[21]
C000096299 [Member] | Cloud Software Group Inc Term Loan B 7 83 03 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[21]
C000096299 [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[22]
C000096299 [Member] | Moody's, Baa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[22]
C000096299 [Member] | Moody's, Baa3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000096299 [Member] | Moody's, Ba1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[22]
C000096299 [Member] | Moody's, Ba2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[22]
C000096299 [Member] | Moody's, Ba3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[22]
C000096299 [Member] | Moody's, B1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[22]
C000096299 [Member] | Moody's, B2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[22]
C000096299 [Member] | Moody's, B3 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[22]
C000096299 [Member] | Moody's, Caa1 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[22]
C000096299 [Member] | Moody's, Caa2 Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[22]
C000096299 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000096299 [Member] | WR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[22]
C000096299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[22]
C000102793 [Member] | JPMorgan Chase And Co 2 95 10 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[23]
C000102793 [Member] | Bank of America Corp 3 25 10 21 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[23]
C000102793 [Member] | Apple Inc 3 25 02 23 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[23]
C000102793 [Member] | Apple Inc 1 65 02 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[23]
C000102793 [Member] | Exxon Mobil Corp 3 04 03 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[23]
C000102793 [Member] | Berkshire Hathaway Energy Co 3 70 07 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[23]
C000102793 [Member] | Berkshire Hathaway Inc 3 13 03 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[23]
C000102793 [Member] | Walmart Inc 3 90 09 09 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[23]
C000102793 [Member] | Capital One Financial Corp 3 80 01 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[23]
C000102793 [Member] | Microsoft Corp 3 30 02 06 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000102793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000102793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000102793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000102793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000102793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000102793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000102793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000102793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000102793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000102793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106122 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[24]
C000106122 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[24]
C000106122 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.34%	[24]
C000106122 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[24]
C000106122 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%	[24]
C000106122 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[24]
C000106122 [Member] | Bank of New York Mellon Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[24]
C000106122 [Member] | Capital One Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[24]
C000106122 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[24]
C000106122 [Member] | Truist Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[24]
C000106122 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000106122 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000106122 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000106122 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000106122 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000106122 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106125 [Member] | Webster Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[25]
C000106125 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[25]
C000106125 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[25]
C000106125 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[25]
C000106125 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[25]
C000106125 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[25]
C000106125 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[25]
C000106125 [Member] | Flagstar Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[25]
C000106125 [Member] | Hancock Whitney Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[25]
C000106125 [Member] | Bank OZK [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000106125 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000106125 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000116012 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[26]
C000116012 [Member] | Dave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[26]
C000116012 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[26]
C000116012 [Member] | Limbach Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[26]
C000116012 [Member] | Kinetik Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[26]
C000116012 [Member] | Byrna Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[26]
C000116012 [Member] | Kadant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[26]
C000116012 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[26]
C000116012 [Member] | Climb Global Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[26]
C000116012 [Member] | Rigetti Computing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[26]
C000116012 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000116012 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000116012 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116012 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000116012 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000116012 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000116012 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000116012 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000116012 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000116012 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000118892 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[27]
C000118892 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[27]
C000118892 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[27]
C000118892 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[27]
C000118892 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[27]
C000118892 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[27]
C000118892 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[27]
C000118892 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[27]
C000118892 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[27]
C000118892 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[27]
C000118892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000118892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000118892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000118892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000118892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000118892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000118892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000118892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000118892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000118892 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000139641 [Member] | Wells Fargo And Co Series BB 3 90 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[28]
C000139641 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[28]
C000139641 [Member] | Charles Schwab Corp The Series G 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%	[28]
C000139641 [Member] | BP Capital Markets PLC 4 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[28]
C000139641 [Member] | Goldman Sachs Group Inc The Series X 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[28]
C000139641 [Member] | JPMorgan Chase And Co Series OO 6 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[28]
C000139641 [Member] | Bank of America Corp Series FF 5 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[28]
C000139641 [Member] | CVS Health Corp 7 00 03 10 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[28]
C000139641 [Member] | Citigroup Inc Series X 3 88 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[28]
C000139641 [Member] | Citigroup Capital XIII Pfd 10 92 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[28]
C000139641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000139641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000139641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000139641 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139641 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000139641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149243 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[29]
C000149243 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[29]
C000149243 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[29]
C000149243 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[29]
C000149243 [Member] | Frontier Communications Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[29]
C000149243 [Member] | Iridium Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[29]
C000149243 [Member] | Roku Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[29]
C000149243 [Member] | Liberty Broadband Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[29]
C000149243 [Member] | Ubiquiti Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%	[29]
C000149243 [Member] | Juniper Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[29]
C000149243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000149243 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000149243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000149243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000149243 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000149243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000149243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000149243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000149243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000149243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153495 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[30]
C000153495 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[30]
C000153495 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[30]
C000153495 [Member] | Republic Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[30]
C000153495 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[30]
C000153495 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[30]
C000153495 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[30]
C000153495 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[30]
C000153495 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[30]
C000153495 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[30]
C000153495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000153495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000153495 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000153495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000153495 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000153495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000153495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153495 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000153495 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158243 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%	[31]
C000158243 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.21%	[31]
C000158243 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[31]
C000158243 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[31]
C000158243 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%	[31]
C000158243 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[31]
C000158243 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[31]
C000158243 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[31]
C000158243 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[31]
C000158243 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000158243 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000158243 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000158243 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000158243 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158243 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158243 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000158243 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158243 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000158243 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000158243 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158245 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[32]
C000158245 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[32]
C000158245 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[32]
C000158245 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[32]
C000158245 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[32]
C000158245 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[32]
C000158245 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[32]
C000158245 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[32]
C000158245 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[32]
C000158245 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[32]
C000158245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000158245 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158245 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158245 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000158245 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000158245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158245 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000158245 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000158245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000158245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000158245 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173134 [Member] | U S Treasury Bills 4 24 4 50 04 03 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[33]
C000173134 [Member] | U S Treasury Bills 4 31 05 08 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[33]
C000173134 [Member] | U S Treasury Bills 4 00 5 24 04 17 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[33]
C000173134 [Member] | U S Treasury Bills 4 39 05 22 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[33]
C000173134 [Member] | U S Treasury Bills 4 39 05 29 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000173134 [Member] | U S Treasury Bills 4 04 5 18 05 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[33]
C000173134 [Member] | U S Treasury Bills 4 19 4 45 04 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[33]
C000173134 [Member] | U S Treasury Bills 4 23 4 28 05 06 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[33]
C000173134 [Member] | U S Treasury Bills 4 24 4 50 04 10 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[33]
C000173134 [Member] | U S Treasury Bills 4 22 4 49 04 24 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[33]
C000173134 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173134 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000173134 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000174835 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[34]
C000174835 [Member] | ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[34]
C000174835 [Member] | New York Mortgage Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[34]
C000174835 [Member] | Global Net Lease Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[34]
C000174835 [Member] | Brandywine Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[34]
C000174835 [Member] | Easterly Government Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[34]
C000174835 [Member] | Innovative Industrial Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[34]
C000174835 [Member] | Ready Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[34]
C000174835 [Member] | Universal Health Realty Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[34]
C000174835 [Member] | Apollo Commercial Real Estate Finance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[34]
C000174835 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000174835 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000174835 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000174835 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174835 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174835 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000174835 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174835 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174835 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174835 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174835 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174835 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000180525 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[35]
C000180525 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[35]
C000180525 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[35]
C000180525 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[35]
C000180525 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[35]
C000180525 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[35]
C000180525 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[35]
C000180525 [Member] | PJT Partners Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[35]
C000180525 [Member] | Artisan Partners Asset Management Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[35]
C000180525 [Member] | Installed Building Products Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[35]
C000180525 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000180525 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180525 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000180525 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180525 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000180525 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000180525 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180525 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000180525 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000180525 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180525 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190368 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[36]
C000190368 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[36]
C000190368 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[36]
C000190368 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[36]
C000190368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000190368 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[36]
C000190368 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[36]
C000190368 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[36]
C000190368 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[36]
C000190368 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[36]
C000190368 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000190368 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000190368 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190368 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190368 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190368 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000190368 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190368 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000190368 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000190368 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000190368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000192788 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%	[37]
C000192788 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000192788 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[37]
C000192788 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[37]
C000192788 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[37]
C000192788 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[37]
C000192788 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%	[37]
C000192788 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[37]
C000192788 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[37]
C000192788 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[37]
C000192788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000192788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000192788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000192788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000192788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000192788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000192788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192788 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197638 [Member] | Nextracker Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.88%	[38]
C000197638 [Member] | Enphase Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[38]
C000197638 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[38]
C000197638 [Member] | GCL Technology Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%	[38]
C000197638 [Member] | Xinyi Solar Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[38]
C000197638 [Member] | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[38]
C000197638 [Member] | Neoen S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[38]
C000197638 [Member] | Sunrun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[38]
C000197638 [Member] | SolarEdge Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[38]
C000197638 [Member] | Clearway Energy Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[38]
C000197638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197638 [Member] | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000197638 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197638 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000197638 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000197638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000209110 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[39]
C000209110 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[39]
C000209110 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[39]
C000209110 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[39]
C000209110 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[39]
C000209110 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[39]
C000209110 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[39]
C000209110 [Member] | McKessonCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[39]
C000209110 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[39]
C000209110 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[39]
C000209110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000209110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000209110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209110 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209112 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[40]
C000209112 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[40]
C000209112 [Member] | American Airlines Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[40]
C000209112 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[40]
C000209112 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[40]
C000209112 [Member] | Penske Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[40]
C000209112 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[40]
C000209112 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[40]
C000209112 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[40]
C000209112 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[40]
C000209112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000209112 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000209112 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209112 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209112 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209113 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[41]
C000209113 [Member] | Asbury Automotive Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[41]
C000209113 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[41]
C000209113 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[41]
C000209113 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[41]
C000209113 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[41]
C000209113 [Member] | World Kinect Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[41]
C000209113 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[41]
C000209113 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[41]
C000209113 [Member] | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[41]
C000209113 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000209113 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209113 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209113 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209113 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000209113 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000209113 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209113 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209113 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209113 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209113 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000209113 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209114 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[42]
C000209114 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[42]
C000209114 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[42]
C000209114 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%	[42]
C000209114 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[42]
C000209114 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[42]
C000209114 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[42]
C000209114 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[42]
C000209114 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[42]
C000209114 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[42]
C000209114 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000209114 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000209114 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209114 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209114 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000209114 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209114 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209114 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209114 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209114 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209114 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221604 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[43]
C000221604 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[43]
C000221604 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[43]
C000221604 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[43]
C000221604 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[43]
C000221604 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[43]
C000221604 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[43]
C000221604 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%	[43]
C000221604 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[43]
C000221604 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[43]
C000221604 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000221604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000221604 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000221604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000221604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221653 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000221653 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[44]
C000221653 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[44]
C000221653 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[44]
C000221653 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000221653 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[44]
C000221653 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[44]
C000221653 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[44]
C000221653 [Member] | VeriSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[44]
C000221653 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[44]
C000221653 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221653 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221653 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221653 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221653 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000221653 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000221653 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000221653 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221653 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228442 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[45]
C000228442 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[45]
C000228442 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[45]
C000228442 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[45]
C000228442 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[45]
C000228442 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[45]
C000228442 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[45]
C000228442 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%	[45]
C000228442 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[45]
C000228442 [Member] | VisaIncClassA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[45]
C000228442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000228442 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228442 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228442 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000228442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000228442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228442 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228443 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[46]
C000228443 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[46]
C000228443 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[46]
C000228443 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[46]
C000228443 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[46]
C000228443 [Member] | Watsco Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[46]
C000228443 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[46]
C000228443 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[46]
C000228443 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[46]
C000228443 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[46]
C000228443 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000228443 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228443 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228443 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228443 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000228443 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000228443 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228443 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228443 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228443 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000228443 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228443 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228444 [Member] | V F Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[47]
C000228444 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[47]
C000228444 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[47]
C000228444 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[47]
C000228444 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[47]
C000228444 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[47]
C000228444 [Member] | Alaska Air Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[47]
C000228444 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%	[47]
C000228444 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[47]
C000228444 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%	[47]
C000228444 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000228444 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228444 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228444 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228444 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228444 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000228444 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228444 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228444 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000228444 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228444 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228444 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228754 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[48]
C000228754 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[48]
C000228754 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[48]
C000228754 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[48]
C000228754 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[48]
C000228754 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[48]
C000228754 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[48]
C000228754 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[48]
C000228754 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[48]
C000228754 [Member] | Summit Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[48]
C000228754 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228754 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.20%
C000228754 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000228754 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228754 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228755 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.25%	[49]
C000228755 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.77%	[49]
C000228755 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[49]
C000228755 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[49]
C000228755 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[49]
C000228755 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%	[49]
C000228755 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[49]
C000228755 [Member] | ASML Holding N V New York Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[49]
C000228755 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[49]
C000228755 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[49]
C000228755 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228755 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000228755 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229782 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%	[50]
C000229782 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[50]
C000229782 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[50]
C000229782 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[50]
C000229782 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[50]
C000229782 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.08%	[50]
C000229782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.93%	[50]
C000229782 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[50]
C000229782 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[50]
C000229782 [Member] | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[50]
C000229782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000229782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000229782 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000229782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000229782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000229782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000229782 [Member] | Mutual Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229783 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[51]
C000229783 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[51]
C000229783 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[51]
C000229783 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[51]
C000229783 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[51]
C000229783 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[51]
C000229783 [Member] | Trimble Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[51]
C000229783 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[51]
C000229783 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[51]
C000229783 [Member] | Zebra Technologies Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[51]
C000229783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000229783 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000229783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000229783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000229783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000229783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229783 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231951 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[52]
C000231951 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[52]
C000231951 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000231951 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[52]
C000231951 [Member] | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[52]
C000231951 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | Ralph Lauren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[52]
C000231951 [Member] | Starbucks Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[52]
C000231951 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000231951 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000231951 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231951 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231951 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000231951 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000231951 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231951 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000231951 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000231951 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000231951 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237581 [Member] | uniQure N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[53]
C000237581 [Member] | Microvast Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[53]
C000237581 [Member] | Heron Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[53]
C000237581 [Member] | Himax Technologies Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[53]
C000237581 [Member] | MicroVision Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[53]
C000237581 [Member] | Axogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[53]
C000237581 [Member] | Pacira BioSciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[53]
C000237581 [Member] | Adaptive Biotechnologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[53]
C000237581 [Member] | AngioDynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[53]
C000237581 [Member] | CommScope Holding Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[53]
C000237581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237581 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000237581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000237581 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[54]
C000246583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[54]
C000246583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[54]
C000246583 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[54]
C000246583 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[54]
C000246583 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[54]
C000246583 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[54]
C000246583 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[54]
C000246583 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[54]
C000246583 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[54]
C000246583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000246583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000246583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000246583 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000246583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000246583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000246583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246584 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[55]
C000246584 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[55]
C000246584 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[55]
C000246584 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[55]
C000246584 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[55]
C000246584 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[55]
C000246584 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[55]
C000246584 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[55]
C000246584 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[55]
C000246584 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[55]
C000246584 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000246584 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000246584 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246584 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246584 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246584 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000246584 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246584 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000246584 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246584 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000246584 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000246584 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248728 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[56]
C000248728 [Member] | Interparfums Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[56]
C000248728 [Member] | Progyny Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[56]
C000248728 [Member] | Palomar Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[56]
C000248728 [Member] | REX American Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[56]
C000248728 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[56]
C000248728 [Member] | Liquidity Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[56]
C000248728 [Member] | Monarch Casino And Resort Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[56]
C000248728 [Member] | Urban Outfitters Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[56]
C000248728 [Member] | RPC Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[56]
C000248728 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000248728 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000248728 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248728 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000248728 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248728 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000248728 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000248728 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248728 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000248728 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255241 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[57]
C000255241 [Member] | Automatic Data Processing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[57]
C000255241 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%	[57]
C000255241 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000255241 [Member] | Coca Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[57]
C000255241 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[57]
C000255241 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[57]
C000255241 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%	[57]
C000255241 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[57]
C000255241 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[57]
C000255241 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000255241 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000255241 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000255241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000255241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000255241 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000255241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000255241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000255241 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%	[58]
C000255422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[58]
C000255422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[58]
C000255422 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[58]
C000255422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[58]
C000255422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[58]
C000255422 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[58]
C000255422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[58]
C000255422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[58]
C000255422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[58]
C000255422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000255422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000255422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000255422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000255422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000255422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000255422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “NR” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select “Methodologies & Frameworks” under "Ratings & Assessments" on the homepage.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.